Financial instruments (Details 30) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial instruments [Line Items]
Gains (losses) on ineffectiveness of cash flow hedges recognised in profit or loss	$ 310	$ 639
Interest Rate Risk [Member]
Disclosure of financial instruments [Line Items]
Gains (losses) on ineffectiveness of cash flow hedges recognised in profit or loss	302	623
Foreign exchange risk [member]
Disclosure of financial instruments [Line Items]
Gains (losses) on ineffectiveness of cash flow hedges recognised in profit or loss	8	16
USD OIS [Member]
Disclosure of financial instruments [Line Items]
Gains (losses) on ineffectiveness of cash flow hedges recognised in profit or loss	14	44
USD OIS [Member] | Interest Rate Risk [Member]
Disclosure of financial instruments [Line Items]
Gains (losses) on ineffectiveness of cash flow hedges recognised in profit or loss	22	19
USD OIS [Member] | Foreign exchange risk [member]
Disclosure of financial instruments [Line Items]
Gains (losses) on ineffectiveness of cash flow hedges recognised in profit or loss	(8)	25
Tenor [Member]
Disclosure of financial instruments [Line Items]
Gains (losses) on ineffectiveness of cash flow hedges recognised in profit or loss	296	0
Tenor [Member] | Interest Rate Risk [Member]
Disclosure of financial instruments [Line Items]
Gains (losses) on ineffectiveness of cash flow hedges recognised in profit or loss	296	0
Tenor [Member] | Foreign exchange risk [member]
Disclosure of financial instruments [Line Items]
Gains (losses) on ineffectiveness of cash flow hedges recognised in profit or loss	0	0
Xccy basis [Member]
Disclosure of financial instruments [Line Items]
Gains (losses) on ineffectiveness of cash flow hedges recognised in profit or loss	17	(4)
Xccy basis [Member] | Interest Rate Risk [Member]
Disclosure of financial instruments [Line Items]
Gains (losses) on ineffectiveness of cash flow hedges recognised in profit or loss	0	0
Xccy basis [Member] | Foreign exchange risk [member]
Disclosure of financial instruments [Line Items]
Gains (losses) on ineffectiveness of cash flow hedges recognised in profit or loss	17	(4)
Credit spread [Member]
Disclosure of financial instruments [Line Items]
Gains (losses) on ineffectiveness of cash flow hedges recognised in profit or loss	(17)	599
Credit spread [Member] | Interest Rate Risk [Member]
Disclosure of financial instruments [Line Items]
Gains (losses) on ineffectiveness of cash flow hedges recognised in profit or loss	(16)	604
Credit spread [Member] | Foreign exchange risk [member]
Disclosure of financial instruments [Line Items]
Gains (losses) on ineffectiveness of cash flow hedges recognised in profit or loss	$ (1)	$ (5)